Fair Value Measurements (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of available-for-sale marketable securities
Amortized cost	$ 38,324	$ 33,906
Gross unrealized gain	7	1
Gross unrealized loss	(107)	(228)
Fair value	38,224	33,679
Matures within one year: Corporate debentures [Member]
Summary of available-for-sale marketable securities
Amortized cost	16,530	4,533
Gross unrealized gain	2
Gross unrealized loss	(28)	(6)
Fair value	16,504	4,527
Matures after one year through three years: Corporate debentures [Member]
Summary of available-for-sale marketable securities
Amortized cost	21,794	29,373
Gross unrealized gain	5	1
Gross unrealized loss	(79)	(222)
Fair value	$ 21,720	$ 29,152